Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 161,720	$ 154,734
Short-term investments	742	14,882
Notes and accounts receivable, net	31,213	36,785
Inventories	33,666	32,143
Restricted assets-current	15,299	15,283
Deferred income tax assets, net	1,278	2,369
Prepaid expenses and other current assets	2,621	2,216
Total current assets	246,539	258,412
Long-term investments	133	178
Property and equipment, net	30,195	23,386
Deferred income tax assets, net	714	804
Goodwill	35,474	35,472
Other assets	3,708	3,494
Total assets	316,763	321,746
Current Liabilities
Notes and accounts payable	14,661	26,642
Income tax payable	8,189	4,668
Current portion of long-term payable	207	252
Accrued expenses and other current liabilities	17,610	24,835
Total current liabilities	40,667	56,397
Long-term payable, net of current portion	211	0
Other long-term liabilities	5,188	3,083
Total liabilities	46,066	59,480
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 130,040 thousand shares in 2012 and 131,630 thousand shares in 2013	1,316	1,300
Additional paid-in capital	180,016	173,852
Accumulated other comprehensive income	4,095	3,665
Retained Earnings	85,270	83,449
Total shareholders' equity	270,697	262,266
Total liabilities and shareholders' equity	$ 316,763	$ 321,746